Share-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the six months ended March 31, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2024	-
Granted	500,000	0.51
Vested	-
Unvested as of March 31, 2025	500,000	0.51